ENTITY-WIDE DISCLOSURE (Schedule of Total Revenues by Geographical Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 113,794	$ 84,556	$ 77,973
Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	35,241	25,460	25,870
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	78,553	59,096	52,103
ISRAEL | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	3,527	3,249	5,532
ISRAEL | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	4,170	3,913	2,213
UNITED STATES | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	23,937	15,616	13,716
UNITED STATES | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	58,062	40,954	34,231
Other [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	7,777	6,595	6,622
Other [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 16,321	$ 14,229	$ 15,659